Income Taxes (Details) - Schedule of Current and Deferred Portions of the Income Tax Expenses (Benefits) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Current and Deferred Portions of the Income Tax Expenses (Benefits) [Abstract]
Current taxes	$ 15,856
Deferred taxes	(2,497)	(524)	792
Income tax expenses (income)	$ 13,359	$ (524)	$ 792